Consolidated Balance Sheets (Parentheticals) - ₪ / shares	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Convertible preferred stock, par value (in New Shekels per share)	₪ 0.01	₪ 0.01
Convertible preferred stock, shares authorized (in Shares)	10,000,000	10,000,000
Common Stock, per value (in New Shekels per share)	₪ 0.01	₪ 0.01
Common Stock, shares authorized (in Shares)	990,000,000	990,000,000
Common Stock, shares issued (in Shares)	2,282,124	2,282,124
Common Stock, shares outstanding (in Shares)	2,282,124	2,282,124